Note 4 - Changes in Accounting Standards	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Changes in accounting standards [text block]
4.	CHANGES IN ACCOUNTING STANDARDS

(a)	Accounting standards adopted during the year

During the year 2022, the Company early adopted Amendments to International Accounting Standards (“IAS”) 1 Presentation of Financial Statements (effective January 1, 2023). These amendments require entities to disclose their material accounting policy information rather than significant accounting policy information. The amendments provide guidance on how an entity can identify material accounting policy information and clarify that information may be material because of its nature, even if the related amounts are immaterial. The implementation of these amendments did not have a significant impact on the disclosure of accounting policy information for the Company’s December 31, 2022 annual financial statements.

Except for IAS 1 discussed above, and those standards or amendments to standards that were early adopted in a prior year, there were no new standards or amendments to standards effective January 1, 2022 that impacted the Company’s consolidated financial statements.

(b)	Accounting standards and amendments issued but not yet adopted

The Company has not applied the following amendments to standards that have been issued but are not yet effective:

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Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (effective January 1, 2023) introduce a definition of ‘accounting estimates’ and clarify the difference between changes in accounting policies and changes in accounting estimates. These amendments will impact changes in accounting policies and changes in accounting estimates made after these amendments are adopted by the Company. Management is currently assessing the impact of these amendments.

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Amendments to IAS 12, Income Taxes (effective January 1, 2023) clarify how companies should account for deferred tax related to assets and liabilities arising from a single transaction, such as leases and decommissioning obligations. The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of the related asset and liability. Management reviewed its global tax provision and concluded that there were no deferred taxes being netted or not recognized from a single tax treatment and has not applied the initial recognition exemption. Management expects no changes will be required to the Company’s tax provision as a result of these amendments.

●	Amendments to IAS 1, Presentation of Financial Statements (effective January 1, 2023 and 2024, respectively):
o

Clarify the classification of liabilities as current or non-current based on contractual rights that are in existence at the end of the reporting period and is unaffected by expectations about whether an entity will exercise its right to defer or accelerate settlement. A liability not due over the next twelve months is classified as non-current even if management intends or expects to settle the liability within twelve months. The amendments also introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer of cash, equity instruments, other assets, or services to the counterparty. Management is currently assessing the impact of these amendments.

o

Clarify that only covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current. In addition, the amendments require a company to disclose information about these covenants in the notes to the financial statements. Management is currently assessing the impact of these amendments.

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Amendments to IFRS 16, Leases (effective January 1, 2024) explain how an entity accounts for a sale and leaseback after the transaction date. The amendments clarify how a seller-lessee should subsequently measure lease liabilities and when it is appropriate to record a gain or loss on these transactions. The amendments apply to all sale and leaseback transactions entered since the effective date of IFRS 16 ( January 1, 2019) and the effective date of this amendment. Management is currently assessing the impact of these amendments.

There are no other IFRS standards or interpretations that are not yet effective that would be expected to have a material impact on the consolidated financial statements on the Company.